MILL EQUIPMENT (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (930,426)	$ (737,741)	$ (392,300)
Net	1,010,742	1,202,668	1,245,384
Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment	1,903,723
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Equipment	$ 37,445